Financial Asset - Current (Tables)	6 Months Ended
Jun. 30, 2024
Financial Asset - Current
Financial asset - current

	June 30,	December 31,
	2024	2023
	€1,000	€1,000
Term deposit and interest accrued	17,183	—
	17,183	—